Schedule of Income before Income Tax, Domestic and Foreign (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ (396)	€ (4,886)	€ (7,358)
FRANCE [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	2,029	(2,018)	(5,392)
UNITED STATES [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(1,811)	(2,060)	(1,739)
UNKNOWN COUNTRY [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ (614)	€ (808)	€ (227)